1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

March 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    iShares U.S. ETF Trust (the “Trust”)

(Securities Act File No. 333-179904

Investment Company Act File No. 811-22649)

Post-Effective Amendment No. 648

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 648 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Transition-Enabling Metals ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the ICE Clean Energy Transition Metals Index (the “Underlying Index”), which measures the performance of a basket of exchange-traded metals futures contracts representing the underlying metals that are extensively used in a wide range of clean energy technologies, as determined by ICE Data Indices, LLC (“IDI” or the “Index Provider”). Examples of such clean energy technologies include solar panels, wind turbines, fuel cells, and electric vehicle batteries. The Index Provider’s Commodity Index Advisory Committee uses government, agency, and private company data and reports relating to the current and expected future usage of metals within clean energy products and services, as well as consideration of the availability of commodity futures, listing exchange and liquidity level to determine eligibility. The eligible commodity futures are reviewed at least annually and currently includes metals futures contracts such as copper, aluminum, silver, nickel, zinc, platinum, and cobalt. The Underlying Index is rebalanced on a quarterly basis.

BRUSSELS      CHICAGO      FRANKFURT      HOUSTON      LONDON      LOS ANGELES      MILAN

NEW YORK      PALO ALTO      PARIS      ROME      SAN FRANCISCO      WASHINGTON

Securities and Exchange Commission

March 3, 2023

In seeking to achieve its investment objective, the Fund through its Subsidiary (as defined below) will invest in financial instruments that provide the same or similar exposure to commodities, and not in the physical commodities themselves. For example, the Fund may invest in “similar” metals futures contracts to those in the Underlying Index where exposure to the same underlying metal is available on a similar contract trading on a different exchange. To obtain its exposure to the commodities markets, the Fund may invest in a combination of exchange-traded commodity futures contracts and exchange-traded options on commodity-related futures contracts (together, “Commodity-Linked Investments”). INVESTING IN DERIVATIVE CONTRACTS MAY HAVE A LEVERAGING EFFECT ON THE FUND BECAUSE OF THE LEVERAGE INHERENT IN THE USE OF DERIVATIVES.

The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in cash and cash equivalents, short-term, investment-grade fixed-income securities that include U.S. government and agency securities, treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, repurchase agreements and money market instruments (collectively, “Fixed-Income Investments”). The Fund uses Fixed-Income Investments as investments and to provide liquidity, serve as margin or collateralize the Subsidiary’s Commodity-Linked Investments exposure on a day-to-day basis. As of November 30, 2022, the Underlying Index was comprised of 7 components.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund’s selected investments, consisting of securities and/or other instruments, are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index.

The Fund will invest at least 80% of its assets, plus the amounts of any borrowings for investment purposes, in the same or similar metals futures contracts as the Underlying Index. Cash and cash equivalent investments associated with a futures contract will be treated as part of that position for purposes of calculating the percentage of investments not included in the same or similar metals futures contracts as the Underlying Index.

Securities and Exchange Commission

March 3, 2023

The Fund will seek to gain exposure to Commodity-Linked Investments by investing through a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Subsidiary will invest solely in Commodity-Linked Investments and cash.

In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity-Linked Investments held in the Subsidiary are intended to provide the Fund with exposure to commodity markets within the limits of current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity-Linked Investments.

The remainder of the Fund’s assets will be invested directly by the Fund, primarily in Fixed-Income Investments. The Fund or the Subsidiary may from time to time invest in other exchange-traded funds (“ETFs”), exchange-traded notes, swaps or commodity-linked notes.

The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value (“NAV”) in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

The Underlying Index is sponsored by IDI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 628, filed pursuant to Rule 485(a)(2) on April 1, 2022, relating to iShares Interest Rate Hedged U.S. Aggregate Bond ETF (“PEA 628”), which became effective on June 17, 2022.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 628. The substantially similar sections are as follows:

Securities and Exchange Commission

March 3, 2023

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes When Shares Are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Continuous Offering,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – Fund Deposit,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Taxes – Taxation of Non-U.S. Shareholders,” “Financial Statements,” and “Miscellaneous Information.”

*    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff. 1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

March 3, 2023

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Michael Gung
George Rafal
Toree Ho
John Rupp